GROSS SALES ROYALTY PAYABLE	6 Months Ended
Jun. 30, 2024
Gross Sales Royalty Payable
GROSS SALES ROYALTY PAYABLE

Note 16. GROSS SALES ROYALTY PAYABLE

In June 2015, we entered into a Royalty Purchase Agreement (the “Agreement”) with a purchaser (“Purchaser”) for a gross sales royalty. The Purchaser agreed to purchase a sales royalty for the sum of $1,000,000 plus applicable taxes. Upon mutual agreement the Purchaser may purchase one or more additional royalties in an aggregate amount of up to $1,000,000. For the period June 2015 through May 2017, the Company paid a monthly payment of $20,833. Effective June 1, 2017 and all subsequent months, the monthly royalty payment has been equal to the greater of $20,833 plus the amount determined in accordance with the following and of June 1, 2017:

i.	If the trailing twelve-month revenue of the Company is equal to or less than $6,110,000, 3.60% of our monthly revenues, in perpetuity (unless terminated in accordance with the Purchase Agreement);
ii.	If trailing twelve-month revenue of the Company is equal to or greater than $17,200,000, 1.30% of our monthly revenues, in perpetuity (unless terminated in accordance with the Purchase Agreement); or
iii.	If trailing twelve-month revenue of the Company is greater than $6,110,000 but less than $17,200,000, such percentage of monthly revenue determined by dividing $220,060 by the amount of trailing twelve-month revenue and multiplying the result by 100, in perpetuity (unless terminated in accordance with the Purchase Agreement).

The royalty percentage was fixed at 3.6% based on the trailing twelve-month revenue at the time of executing the Agreement (June 15, 2015). On June 1, 2017, the royalty percentage was changed to 2.4% based on the trailing 12-month revenues at that time as outlined in the table above.

The Agreement contains an option for a one-time buy down of the royalty rate. At any time following the date on which the Purchaser has received royalty payments that are, in the aggregate, equal to two times the then applicable Aggregate Installment Amount ($1,000,000), we may purchase and extinguish 75% (but no more nor less) of all amounts owing or to become owing to the Purchaser hereunder. In the event we want to exercise the buy down option, we would pay the Purchaser $750,000 (75% of the $1,000,000 outstanding amount). The adjusted royalty rate going forward would then be 0.6% (75% of the 2.4%).

The Agreement also contains an option for a buyout upon the change of control. If pursuant to a proposed change of control the acquirer under such transaction requires, as a condition to the completion of such transaction, that the Company purchase and extinguish all amounts owing or to become owing to the Purchaser hereunder, the Company will pay the greater of:

i.	An amount equal to two times the aggregate installment amount as at the date of the change of control buyout notice; and
ii.	An amount equal to A multiplied by B multiplied by C, where:
	a.	A is equal to the aggregate installment amount as at the date of the change of control divided by $22,500,000;
	b.	B is equal to 0.8; and
	c.	C is equal to the net equity value of the Company; or in the case of a proposed asset sale, the proposed net purchase price of all or substantially all of the Company’s assets.

The Agreement has neither a stated maturity nor an interest rate. While the royalty percentage can be reduced via a buydown, as previously explained, the only avenue for terminating the Agreement is a buyout required by an acquirer in a change of control transaction. Absent the change of control, the Agreement will survive in perpetuity at a royalty rate of 2.4% or 0.6% depending on whether or not the royalty rate buydown option has been exercised.

Because the gross sales royalty payable has no stated fixed interest nor maturity, it is considered variable interest perpetual debt. The periodic variable payments to the Purchaser are recorded in interest expense. As of June 30, 2024 and December 31, 2023, the amount outstanding was $1,000,000. During the six months ended June 30, 2024 and 2023, we paid $177,281 and $0, respectively, in interest expense to the Purchaser.